UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008

           Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             5/21/08
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:    19
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Form 13F Information Table Value Total:   $ 634,528  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                 March 31, 2008


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    Column 1                    Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                                Title of                  Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class       CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ARACRUZ CELULOSE S A            SPON ADR PFD B  038496204     2690       39415   SH         SOLE                  39415
CKX INC                         COM             12562M106   133396    14012213   SH         SOLE               14012213
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109     6618      308826   SH         SOLE                 308826
CATERPILLAR INC DEL             COM             149123101     9009      115075   SH         SOLE                 115075
CHESAPEAKE ENERGY CORP          COM             165167107      833       18046   SH         SOLE                  18046
CLEAR CHANNEL OUTDOOR HLDGS     CL A            18451C109      386       20300   SH         SOLE                  20300
COMCAST CORP NEW                CL A            20030N101    17025      880315   SH         SOLE                 880315
DEERE & CO                      COM             244199105     5576       59885   SH         SOLE                  59885
FX REAL ESTATE & ENTMT INC      COM             302709100    16912     2876207   SH         SOLE                2876207
FOREST OIL CORP                 COM PAR $0.01   346091705     3176       64865   SH         SOLE                  64865
FREEPORT-MCMORAN COPPER & GO    COM             35671D857      938        9750   SH         SOLE                   9750
KRAFT FOODS INC                 CL A            50075N104     1954       63025   SH         SOLE                  63025
LAMAR ADVERTISING CO            CL A            512815101     3717      103450   SH         SOLE                 103450
NEWFIELD EXPL CO                COM             651290108     1180       22320   SH         SOLE                  22320
OMNICARE INC                    COM             681904108     1559       88075   SH         SOLE                  88075
PEABODY ENERGY CORP             COM             704549104      497        9750   SH         SOLE                   9750
RENTRAK CORP                    COM             760174102     8150      673525   SH         SOLE                 673525
TIME WARNER CABLE INC           CL A            88732J108   252951    10126142   SH         SOLE               10126142
VIRGIN MEDIA INC                COM             92769L101   167961    11937512   SH         SOLE               11937512



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.